Group statement of changes in equity - GBP (£) £ in Millions		Total		Issued Capital [Member] [2]	Share Premium [Member] [3]	Other Reserves [Member] [4]	Retained Earnings (Loss) [Member]
Beginning balance at Mar. 31, 2015		£ 19,277	[1]	£ 2,172	£ 8,000	£ 1,209	£ 7,896	[1]
Statements [Line Items]
Profit for the year	[1]	2,733					2,733
Other comprehensive income (loss) – before tax		1,163	[1]			408	755	[1]
Tax on other comprehensive income (loss)		(235)	[1]			5	(240)	[1]
Transferred to the income statement		(230)	[1]			(230)
Total comprehensive income (loss) for the year		3,431	[1]			183	3,248	[1]
Share-based payments	[1]	58					58
Tax on share-based payments	[1]	12					12
Dividends to parent company	[1]	(1,450)					(1,450)
Other movements	[1]	(3)					(3)
Ending balance at Mar. 31, 2016		21,325	[1]	2,172	8,000	1,392	9,761	[1]
Statements [Line Items]
Profit for the year	[1]	2,066					2,066
Other comprehensive income (loss) – before tax		(1,671)	[1]			1,108	(2,779)	[1]
Tax on other comprehensive income (loss)		445	[1]			29	416	[1]
Transferred to the income statement		(938)	[1]			(938)
Total comprehensive income (loss) for the year		(98)	[1]			199	(297)	[1]
Share-based payments	[1]	57					57
Tax on share-based payments	[1]	(6)					(6)
Dividends to parent company	[1]	(2,350)					(2,350)
Other movements	[1]	(2)					(2)
Ending balance at Mar. 31, 2017		18,926	[1]	2,172	8,000	1,591	7,163	[1]
Statements [Line Items]
Profit for the year	[1]	2,184					2,184
Other comprehensive income (loss) – before tax		1,139	[1]			(545)	1,684	[1]
Tax on other comprehensive income (loss)		(262)	[1]			1	(263)	[1]
Transferred to the income statement		277	[1]			277
Total comprehensive income (loss) for the year		3,338	[1]			(267)	3,605	[1]
Transfers to realised profit						(83)	83	[1]
Share-based payments	[1]	84					84
Tax on share-based payments	[1]	(2)					(2)
Other movements	[1]	1					1
Ending balance at Mar. 31, 2018		£ 22,347	[1],[5]	£ 2,172	£ 8,000	£ 1,241	£ 10,934	[1]

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	The allotted, called up, and fully paid ordinary share capital of the company at 31 March 2018 was £2,172m comprising 8,689,755,905 ordinary shares of 25p each.
[3]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[4]	For further analysis of other reserves, see note 26.
[5]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements